First Quarter Report
January 31, 2024 (Unaudited)
Columbia New York Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.100%	700,000	700,000
06/15/2050	3.100%	100,000	100,000
Total			800,000
Total Floating Rate Notes (Cost $800,000)			800,000

Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 2.9%
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	595,822
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	848,407
12/01/2038	4.000%	300,000	293,579
Revenue Bonds
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2040	5.500%	500,000	551,520
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,068,762
Total			3,358,090
Charter Schools 1.3%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	189,088
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	421,926
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Corp.(d)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	918,683
Total			1,529,697
Health Services 1.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	1,000,000	1,016,866
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,000,000	1,135,840
Total			2,152,706
Higher Education 7.1%
Build NYC Resource Corp.
Refunding Revenue Bonds
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	418,152
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	179,909
07/01/2034	5.000%	200,000	217,802
07/01/2035	5.000%	200,000	217,356
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	231,099
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	532,117
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,027,549
Series 2018
07/01/2031	5.000%	170,000	184,211
07/01/2032	5.000%	210,000	227,228
07/01/2033	5.000%	205,000	221,399

Columbia New York Intermediate Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	822,787
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	187,781
07/01/2030	5.000%	150,000	161,270
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,210,322
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	209,181
09/01/2039	5.000%	200,000	207,936
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	612,407
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	272,349
Total			8,140,855
Hospital 4.8%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	459,245
07/01/2026	5.000%	350,000	357,765
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,314,160
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,032,883
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,029,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	297,613
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	1,000,000	1,018,853
Total			5,510,299
Joint Power Authority 0.5%
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2040	5.250%	500,000	591,169
Local General Obligation 14.3%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,099,006
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,659,840
Subordinated Series 2023E-1
04/01/2039	5.000%	1,200,000	1,379,728
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2038	5.000%	250,000	290,006
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	1,000,000	1,036,503
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,873,868
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,235,384
County of Monroe(c)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,432,937
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,133,372
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	817,585
Columbia New York Intermediate Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	1,000,000	1,034,362
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	1,000,000	1,053,028
School Districts Revenue Bond Financing Program
Series 2023 (AGM)
10/01/2040	5.000%	300,000	335,616
Total			16,381,235
Multi-Family 2.6%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	778,354
10/01/2029	5.000%	1,290,000	1,376,649
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	433,400
05/01/2031	5.000%	400,000	412,279
Total			3,000,682
Municipal Power 5.4%
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2027	5.000%	1,000,000	1,058,469
09/01/2030	5.000%	2,750,000	2,908,671
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	786,160
General
Series 2017
09/01/2035	5.000%	1,200,000	1,296,464
Green Bonds
Series 2023E
09/01/2040	5.000%	160,000	185,585
Total			6,235,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nursing Home 0.9%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,075,000	992,948
Other Bond Issue 1.6%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	102,217
Series 2015
07/01/2031	5.000%	715,000	730,196
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	495,902
10/31/2041	4.000%	570,000	523,374
Total			1,851,689
Pool / Bond Bank 0.4%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2029	5.000%	420,000	428,060
Ports 6.0%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,433,444
Series 2018-209
07/15/2034	5.000%	2,500,000	2,735,580
Series 2018-211
09/01/2036	5.000%	1,000,000	1,087,933
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2023-238
07/15/2038	5.000%	500,000	552,569
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,017,305
Total			6,826,831

Columbia New York Intermediate Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 1.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2026	5.000%	225,000	230,058
06/01/2028	5.000%	250,000	256,355
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2035	5.000%	590,000	599,352
Total			1,085,765
Recreation 0.3%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	303,813
Refunded / Escrowed 6.8%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	443,644
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,044,793
New York State Dormitory Authority
Prerefunded 07/01/25 Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	720,833
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,593,597
Total			7,802,867
Retirement Communities 2.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	763,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	557,555
11/15/2030	5.000%	650,000	658,817
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,013,554
Total			2,993,286
Sales Tax 1.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A-1
03/15/2040	5.000%	1,000,000	1,139,182
Triborough Bridge & Tunnel Authority
Revenue Bonds
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2039	5.000%	750,000	869,524
Total			2,008,706
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	103,921
Special Non Property Tax 16.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,159,734
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,087,231
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	521,051
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,117,787
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	3,870,585
Multi-Modal
Subordinated Series 2023A
05/01/2039	5.000%	500,000	577,647
Columbia New York Intermediate Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	2,000,000	2,041,720
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,057,441
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,230,200
Series 2023A
03/15/2039	5.000%	500,000	575,709
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,178,771
Total			18,417,876
Special Property Tax 0.9%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,060,288
Tobacco 3.7%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	1,135,000	1,135,027
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	1,006,610
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,083,855
Total			4,225,492
Transportation 5.3%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,733,746
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,000,000	2,063,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,239,757
Total			6,037,118
Turnpike / Bridge / Toll Road 9.4%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	1,881,169
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,036,287
Series 2019B
01/01/2036	5.000%	2,000,000	2,227,931
New York State Thruway Authority(f)
Refunding Revenue Bonds
Series 2024P
01/01/2042	5.000%	500,000	564,180
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	585,334
Series 2018-B
11/15/2031	5.000%	2,000,000	2,350,831
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,121,065
Total			10,766,797
Water & Sewer 0.6%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	716,157
Total Municipal Bonds (Cost $113,716,688)			112,521,696

Columbia New York Intermediate Municipal Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2024 (Unaudited)

Money Market Funds 0.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(g)	750,496	750,571
Total Money Market Funds (Cost $750,496)		750,571
Total Investments in Securities (Cost: $115,267,184)		114,072,267
Other Assets & Liabilities, Net		381,370
Net Assets		114,453,637
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $1,340,609, which represents 1.17% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia New York Intermediate Municipal Bond Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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